SUBSEQUENT EVENTS - Acquisition (Details) - COP ($) $ in Millions	Mar. 01, 2022	Nov. 30, 2021	Jun. 09, 2021
SUBSEQUENT EVENTS
Non-controlling interest at fair value		$ 1,047
PA FAI Calle 77 acquisition
SUBSEQUENT EVENTS
Percentage of interest acquired	98.00%
Purchase price			$ 56,968
Cash transferred			$ 29,025
Percentage of ownership interests held by non-controlling interest	2.00%
Non-controlling interest at fair value	$ 1,166
PA FAI Calle 77 acquisition | Active financial leasing operation
SUBSEQUENT EVENTS
Cash transferred	$ 27,943